Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS ― 99.3%
	ACCOUNTING, TAX PREPARATION, BOOKKEEPING, AND PAYROLL SERVICES ― 0.3%
897	Paychex, Inc.	$122,441

	AEROSPACE PRODUCT AND PARTS MANUFACTURING ― 0.8%
986	Boeing Co/The *	198,501
1,450	General Electric Co.	136,982
		335,483
	AGRICULTURAL IMPLEMENT MANUFACTURING ― 0.2%
251	Deere & Co.	86,065

	ALL OTHER ELECTRICAL EQUIPMENT AND COMPONENT MANUFACTURING ― 0.7%
3,257	Emerson Electric Co.	302,803

	AUTOMOBILE AND LIGHT DUTY MOTOR VEHICLE MANUFACTURING ― 2.6%
2,596	Ford Motor Co.	53,919
2,100	General Motors Co. *	123,123
867	Tesla, Inc. *	916,228
		1,093,270
	BREAKFAST CEREAL MANUFACTURING ― 0.1%
874	General Mills, Inc.	58,890

	COMMERCIAL BANKING ― 3.7%
9,772	Bank of America Corp.	434,756
3,607	Citigroup, Inc.	217,827
2,804	JPMorgan Chase & Co.	444,012
1,364	Truist Financial Corp.	79,862
1,146	US Bancorp	64,371
4,205	Wells Fargo & Co.	201,756
2,526	Zions Bancorp NA	159,542
		1,602,126
	COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING ― 6.8%
16,422	Apple, Inc.	2,916,056

	COMPUTER SYSTEMS DESIGN AND RELATED SERVICES ― 0.8%
1,103	Cerner Corp.	102,435
609	Cognizant Technology Solutions Corp.	54,030
366	Match Group, Inc. *	48,404
329	Synopsys, Inc. *	121,237
		326,106
	CONSTRUCTION MACHINERY MANUFACTURING ― 0.5%
947	Caterpillar, Inc.	195,783

	CONSUMER LENDING ― 0.1%
953	Synchrony Financial	44,210

	COPPER, NICKEL, LEAD, AND ZINC MINING ― 0.4%
3,689	Freeport-McMoRan, Inc.	153,942

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	COSMETICS, BEAUTY SUPPLIES, AND PERFUME STORES ― 0.3%
304	Estee Lauder Cos Inc/The	$112,541

	COURIERS AND EXPRESS DELIVERY SERVICES ― 0.3%
692	United Parcel Service, Inc.	148,323

	CREDIT BUREAUS ― 0.2%
225	Moody's Corp.	87,881

	CREDIT CARD ISSUING ― 0.5%
643	American Express Co.	105,195
629	Capital One Financial Corp.	91,262
		196,457
	CRUDE PETROLEUM EXTRACTION ― 0.6%
2,292	APA Corp.	61,632
8,417	Marathon Oil Corp.	138,207
241	Pioneer Natural Resources Co.	43,833
		243,672
	DATA PROCESSING, HOSTING, AND RELATED SERVICES ― 0.7%
615	Automatic Data Processing, Inc.	151,646
897	Fiserv, Inc. *	93,100
193	Verisk Analytics, Inc.	44,145
		288,891
	DENTAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 0.2%
128	Align Technology, Inc. *	84,119

	DEPARTMENT STORES ― 0.5%
548	Bath & Body Works, Inc.	38,245
2,445	TJX Cos Inc/The	185,624
		223,869
	DIAGNOSTIC IMAGING CENTERS ― 0.3%
771	Quest Diagnostics, Inc.	133,391

	DIRECT INSURANCE (EXCEPT LIFE, HEALTH, AND MEDICAL) CARRIERS ― 1.8%
1,525	Berkshire Hathaway, Inc. *	455,975
1,235	Chubb Ltd. ― ADR ^	238,738
617	Cincinnati Financial Corp.	70,295
		765,008
	DIRECT LIFE, HEALTH, AND MEDICAL INSURANCE CARRIERS ― 3.3%
2,133	American International Group, Inc.	121,282
522	Cigna Corp.	119,867
1,358	Globe Life, Inc.	127,272
106	Humana, Inc.	49,169
2,804	MetLife, Inc.	175,222
786	Travelers Cos Inc/The	122,954
1,353	UnitedHealth Group, Inc.	679,396
		1,395,162
	ELECTRIC POWER GENERATION, TRANSMISSION AND DISTRIBUTION ― 0.3%
1,844	Pinnacle West Capital Corp.	130,168

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	ELECTRICAL EQUIPMENT MANUFACTURING ― 0.1%
170	Generac Holdings, Inc. *	$59,826

	ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES ― 3.7%
460	Amazon.com, Inc. *	1,533,797
250	Etsy, Inc. *	54,735
		1,588,532
	ELEVATOR AND MOVING STAIRWAY MANUFACTURING ― 0.1%
526	Otis Worldwide Corp.	45,799

	EXTERMINATING AND PEST CONTROL SERVICES ― 0.1%
1,685	Rollins, Inc.	57,644

	FAMILY CLOTHING STORES ― 0.2%
635	Ross Stores, Inc.	72,568

	FINANCIAL TRANSACTIONS PROCESSING, RESERVE, AND CLEARINGHOUSE ACTIVITIES ― 3.2%
1,332	Fidelity National Information Services, Inc.	145,388
547	FleetCor Technologies, Inc. *	122,440
1,110	Global Payments, Inc.	150,050
936	Mastercard, Inc.	336,323
1,382	PayPal Holdings, Inc. *	260,618
1,684	Visa, Inc.	364,939
		1,379,758
	FOOTWEAR MANUFACTURING ― 0.7%
1,935	NIKE, Inc.	322,506

	GENERAL MEDICAL AND SURGICAL HOSPITALS ― 0.3%
591	HCA Healthcare, Inc.	151,839

	GENERAL MERCHANDISE STORES, INCLUDING WAREHOUSE CLUBS AND SUPERCENTERS ― 1.1%
487	Costco Wholesale Corp.	276,470
1,235	Walmart, Inc.	178,692
		455,162
	GOLD ORE MINING ― 0.1%
740	Newmont Corp.	45,895

	HOME CENTERS ― 1.8%
1,215	Home Depot Inc/The	504,237
1,044	Lowe's Cos, Inc.	269,853
		774,090
	HOME HEALTH CARE SERVICES ― 0.3%
387	Intuitive Surgical, Inc. *	139,049

	HOTELS (EXCEPT CASINO HOTELS) AND MOTELS ― 0.9%
1,383	Hilton Worldwide Holdings, Inc. *	215,734
1,015	Marriott International Inc/MD *	167,719
		383,453
	INDUSTRIAL GAS MANUFACTURING ― 0.7%
910	Linde Plc ― ADR ^	315,251

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	INDUSTRIAL MACHINERY MANUFACTURING ― 0.6%
745	Applied Materials, Inc.	$117,233
121	KLA Corp.	52,043
119	Lam Research Corp.	85,579
		254,855
	INSURANCE AGENCIES AND BROKERAGES ― 0.4%
451	Aon Plc ― ADR ^	135,553
611	Centene Corp. *	50,346
		185,899
	INTERNET PUBLISHING AND BROADCASTING AND WEB SEARCH PORTALS ― 6.5%
102	Alphabet, Inc. *	295,146
477	Alphabet, Inc. *	1,381,888
2,458	Facebook, Inc. *	826,748
502	Netflix, Inc. *	302,425
		2,806,207
	INVESTMENT BANKING AND SECURITIES DEALING ― 1.8%
642	Goldman Sachs Group Inc/The	245,597
2,750	Morgan Stanley	269,940
3,008	The Charles Schwab Corp	252,973
		768,510
	JANITORIAL SERVICES ― 0.6%
1,048	Ecolab, Inc.	245,850

	LESSORS OF MINIWAREHOUSES AND SELF-STORAGE UNITS ― 0.1%
134	Prologis, Inc.	22,560

	LESSORS OF NONRESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES) ― 0.7%
429	American Tower Corp.	125,483
2,225	Duke Realty Corp.	146,049
904	Ventas, Inc.	46,212
		317,744
	LESSORS OF OTHER REAL ESTATE PROPERTY ― 1.5%
1,136	Crown Castle International Corp.	237,129
785	Digital Realty Trust, Inc.	138,843
198	Equinix, Inc.	167,476
282	SBA Communications Corp.	109,704
		653,152
	LINEN AND UNIFORM SUPPLY ― 0.3%
243	Cintas Corp.	107,690

	MACHINERY, EQUIPMENT, AND SUPPLIES MERCHANT WHOLESALERS ― 1.1%
7,652	Fastenal Co.	490,187

	MANAGEMENT CONSULTING SERVICES ― 0.6%
573	Accenture Plc ― ADR ^	237,537

	MANAGEMENT OF COMPANIES AND ENTERPRISES ― 1.6%
2,176	Dominion Energy, Inc.	170,947
2,063	Duke Energy Corp.	216,409
3,341	NextEra Energy, Inc.	311,915
		699,271

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING ― 1.6%
1,772	Baxter International, Inc.	$152,108
750	Becton Dickinson and Co.	188,611
1,486	Boston Scientific Corp. *	63,125
192	Dexcom, Inc. *	103,094
750	Edwards Lifesciences Corp. *	97,163
341	Stryker Corp.	91,190
		695,291
	METAL VALVE MANUFACTURING ― 0.4%
2,582	Masco Corp.	181,308

	MOTION PICTURE AND VIDEO PRODUCTION ― 0.7%
2,021	Disney Walt Co. *	313,033

	MOTOR VEHICLE ELECTRICAL AND ELECTRONIC EQUIPMENT MANUFACTURING ― 0.8%
371	Aptiv Plc ― ADR *^	61,196
3,123	Raytheon Technologies Corp.	268,766
		329,962
	NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND CONTROL INSTRUMENTS MANUFACTURING ― 3.3%
1,084	Danaher Corp.	356,646
988	Honeywell International, Inc.	206,008
200	IDEXX Laboratories, Inc. *	131,692
372	Illumina, Inc. *	141,524
673	L3Harris Technologies, Inc.	143,511
157	Northrop Grumman Corp.	60,770
877	Teradyne, Inc.	143,416
360	Thermo Fisher Scientific, Inc.	240,206
		1,423,773
	NEW CAR DEALERS ― 0.2%
561	CarMax, Inc. *	73,059

	OTHER BASIC INORGANIC CHEMICAL MANUFACTURING ― 0.3%
1,305	Church & Dwight Co, Inc.	133,763

	OTHER CONVERTED PAPER PRODUCT MANUFACTURING ― 0.1%
449	Kimberly-Clark Corp.	64,171

	OTHER FINANCIAL INVESTMENT ACTIVITIES ― 0.3%
257	S&P Global, Inc.	121,286

	OTHER PLASTICS PRODUCT MANUFACTURING ― 0.3%
768	3M Co.	136,420

	OTHER TRAVEL ARRANGEMENT AND RESERVATION SERVICES ― 0.4%
69	Booking Holdings, Inc. *	165,547

	PAPERBOARD MILLS ― 0.3%
1,160	International Paper Co.	54,497
477	Packaging Corp of America	64,943
		119,440

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	PETROLEUM REFINERIES ― 1.6%
1,796	Chevron Corp.	$210,761
3,322	ConocoPhillips	239,782
3,536	Exxon Mobil Corp.	216,368
		666,911
	PHARMACEUTICAL AND MEDICINE MANUFACTURING ― 5.1%
1,418	Abbott Laboratories	199,569
1,535	AbbVie, Inc.	207,839
891	Amgen, Inc.	200,448
1,071	AstraZeneca Plc ― ADR ^	62,386
1,655	Bristol-Myers Squibb Co.	103,189
704	Eli Lilly & Co.	194,459
3,115	Johnson & Johnson	532,883
2,837	Merck & Co, Inc.	217,428
356	Moderna, Inc. *	90,417
5,574	Pfizer, Inc.	329,145
132	Vertex Pharmaceuticals, Inc. *	28,987
		2,166,750
	PHARMACIES AND DRUG STORES ― 0.6%
2,582	CVS Health Corp.	266,359

	PROFESSIONAL AND COMMERCIAL EQUIPMENT AND SUPPLIES MERCHANT WHOLESALERS ― 0.3%
1,730	Henry Schein, Inc. *	134,127

	RADIO AND TELEVISION BROADCASTING AND WIRELESS COMMUNICATIONS EQUIPMENT MANUFACTURING ― 0.7%
385	Motorola Solutions, Inc.	104,605
1,010	QUALCOMM, Inc.	184,698
		289,303
	RAIL TRANSPORTATION ― 0.7%
1,719	CSX Corp.	64,634
225	Norfolk Southern Corp.	66,985
752	Union Pacific Corp.	189,452
		321,071
	REINSURANCE CARRIERS ― 0.2%
343	Everest Re Group Ltd. ― ADR ^	93,955

	RESEARCH AND DEVELOPMENT IN THE PHYSICAL, ENGINEERING, AND LIFE SCIENCES ― 0.2%
2,115	Nielsen Holdings Plc ― ADR ^	43,379
97	Regeneron Pharmaceuticals, Inc. *	61,257
		104,636
	RESIDENTIAL BUILDING CONSTRUCTION ― 0.5%
1,175	DR Horton, Inc.	127,429
707	Lennar Corp.	82,125
		209,554
	RESIN AND SYNTHETIC RUBBER MANUFACTURING ― 0.2%
1,043	DuPont de Nemours, Inc.	84,254

	RESTAURANTS AND OTHER EATING PLACES ― 1.0%
107	Domino's Pizza, Inc.	60,383
489	McDonald's Corp.	131,086
1,904	Starbucks Corp.	222,711
		414,180

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares		Value
	SECURITIES AND COMMODITY EXCHANGES ― 0.4%
762	CME Group, Inc.	$174,087

	SECURITIES BROKERAGE ― 0.1%
83	MarketAxess Holdings, Inc.	34,135

	SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING ― 5.8%
1,419	Advanced Micro Devices, Inc. *	204,194
663	Analog Devices, Inc.	116,536
673	Broadcom, Inc.	447,821
5,549	Intel Corp.	285,774
1,594	Micron Technology, Inc.	148,481
188	Monolithic Power Systems, Inc.	92,746
2,831	NVIDIA Corp.	832,624
234	Skyworks Solutions, Inc.	36,303
1,627	Texas Instruments, Inc.	306,641
		2,471,120
	SEMICONDUCTOR AND RELATED DEVICE MANUFACTURING ― 0.5%
449	Allegion Plc ― ADR ^	59,466
623	NXP Semiconductors NV ― ADR ^	141,907
		201,373
	SNACK FOOD MANUFACTURING ― 0.3%
1,701	Mondelez International, Inc.	112,793

	SOAP AND CLEANING COMPOUND MANUFACTURING ― 1.0%
642	Colgate-Palmolive Co.	54,788
2,244	Procter & Gamble Co/The	367,074
		421,862
	SOFT DRINK AND ICE MANUFACTURING ― 1.5%
3,257	Coca-Cola Co/The	192,847
1,196	Monster Beverage Corp. *	114,864
1,908	Pepsico, Inc.	331,438
		639,149
	SOFTWARE PUBLISHERS ― 9.9%
1,347	Activision Blizzard, Inc.	89,616
381	Adobe, Inc. *	216,050
291	Autodesk, Inc. *	81,826
895	Electronic Arts, Inc.	118,051
425	Intuit, Inc.	273,369
7,867	Microsoft Corp.	2,645,828
2,282	NortonLifeLock, Inc.	59,286
2,317	Oracle Corp.	202,066
903	Salesforce.com, Inc. *	229,479
393	ServiceNow, Inc. *	255,100
443	Take-Two Interactive Software, Inc. *	78,730
		4,249,401
	SOYBEAN AND OTHER OILSEED PROCESSING ― 0.1%
731	Archer-Daniels-Midland Co.	49,408

	SUPPORT ACTIVITIES FOR MINING ― 0.3%
4,979	Schlumberger NV ― ADR ^	149,121

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Shares			Value
	TELEPHONE APPARATUS MANUFACTURING ― 0.7%
5,061	Cisco Systems, Inc.		$320,716

	TELEVISION BROADCASTING ― 0.2%
2,132	ViacomCBS, Inc.		64,344

	TOBACCO MANUFACTURING ― 0.8%
2,977	Altria Group, Inc.		141,080
2,059	Philip Morris International, Inc.		195,605
			336,685
	VENEER, PLYWOOD, AND ENGINEERED WOOD PRODUCT MANUFACTURING ― 0.3%
2,683	Weyerhaeuser Co.		110,486

	WATER, SEWAGE AND OTHER SYSTEMS ― 0.4%
829	American Water Works Co, Inc.		156,565

	WINERIES ― 0.2%
270	Constellation Brands, Inc.		67,762

	WIRED AND WIRELESS TELECOMMUNICATIONS CARRIERS ― 1.9%
4,786	AT&T, Inc.		117,736
160	Charter Communications, Inc. *		104,315
5,309	Comcast Corp.		267,202
377	T-Mobile US, Inc. *		43,724
5,474	Verizon Communications, Inc.		284,429
			817,406

	TOTAL COMMON STOCKS (Cost $32,643,871)		$42,512,057

Contracts			Value
	PURCHASED OPTIONS ― 0.7%
	Put Option ― 0.7%
89	S&P 500 Index at $4,630, Expires January 31, 2022		323,248
	TOTAL PURCHASED OPTION (Premiums paid $323,428)		$323,248
Shares
	SHORT TERM INVESTMENT ― 0.5%
215,451	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.026% (2)		215,451
	TOTAL SHORT TERM INVESTMENT (Cost $215,451)		$215,451

	TOTAL INVESTMENTS ― 100.5% (Cost $33,128,750)		43,050,756
	Liabilities in Excess of Other Assets ― (0.5)%		(227,576)
	TOTAL NET ASSETS ― 100.0%		$42,823,180

Contracts		Notional ($)	Value
	WRITTEN OPTIONS* ― (0.7)%
	Call Option ― (0.6)%
(89)	S&P 500 Index at $4,850, Expires January 31, 2022	(43,372,238)	(256,231)
	Total Call Option Written (Premiums received $276,076)		$(256,231)

	Put Option ― (0.1)%
(89)	S&P 500 Index at $4,060, Expires January 31, 2022	(43,372,238)	(46,636)
	Total Put Option Written (Premiums received $46,456)		(46,636)
	TOTAL WRITTEN OPTIONS (Premiums received $280,821)		$(302,867)

Ziegler FAMCO Hedged Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(1)	Foreign issued security.
(2)	Rate quoted is seven-day yield at period end.

Abbreviations used in this schedule:
PLC ― Public Limited Company

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler FAMCO Hedged Equity Fund
Schedule of Investments (Continued)
December 31, 2021 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2021:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$42,512,057	$-	$-	$42,512,057
Purchased Options	-	323,248	-	323,248
Short-term Investment	215,451	-	-	215,451
Total	$42,727,508	$323,248	$-	$43,050,756

Liabilities
Written Options	$-	$(302,867)	$-	$(302,867)
Total	$-	$(302,867)	$-	$(302,867)

See the Schedule of Investments for further detail of investment classifications.